INCOME TAXES (Details 6) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Line Items]
Statutory domestic (Chile) income tax rate		27.00%	27.00%	27.00%
Tax Expense at statutory tax rate		$ (21,784)	$ (174,604)	$ 104,171
Tax effect of foreign tax rates		11,345	14,935	2,418
Tax effect of income exempt from taxation		36,362	130,193	85,540
Tax effect of not deductible expenses		(48,157)	(166,531)	(61,380)
Tax rate effect of previously unrecognized tax loss		12,781	0	0
Tax effect of a new evaluation of deferred tax assets	[1]	(11,920)	64,350	(79,121)
Tax effect of change in tax rates		(1,333)	(1,747)	(11,037)
Other tax rate effects	[2]	(17,098)	(36,996)	(13,298)
Total adjustments to tax expense at applicable tax rate		(18,020)	4,204	(76,878)
Total income tax benefit (expense)		$ (39,804)	$ (170,400)	$ 27,293

[1]	It corresponds mainly to the tax effect associated with the inflation adjustment on Argentine tax bases.
[2]	It mainly includes the tax effect generated by the exchange difference in the conversion of tax bases with local currency other than the functional currency.